General	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
Note 1 - General
Borr Drilling Limited was incorporated in Bermuda on August 8, 2016. We are listed in the United States (“U.S.”) on the New York Stock Exchange (“NYSE”) and in Norway on the Euronext Growth Oslo under the ticker “BORR”. Borr Drilling Limited is an international offshore drilling contractor providing services to the oil and gas industry. Our primary business is the ownership, contracting and operation of modern jack-up drilling rigs for operations in shallow-water areas (i.e., in water depths of approximately 400 feet), including the provision of related equipment and work crews to conduct drilling of oil and gas wells and workover operations for exploration and production customers. As of December 31, 2025, we had 24 premium jack-up rigs.
As used herein, and unless otherwise required by the context, the terms “Company”, “Borr”, “we”, “Group”, “our” and words of similar nature refer to Borr Drilling Limited and its consolidated companies. The use herein of such terms as “group”, “organization”, “we”, “us”, “our” and “its”, or references to specific entities, is not intended to be a precise description of corporate relationships.